SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Computation of Basic and Diluted Net Income Per Ordinary Share) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Net income attributable to TODA's stockholders	$ 3,629,631	$ 3,474,017	$ 4,505,510
Weight average outstanding shares of ordinary stock	27,780,000	27,780,000	27,780,000
Dilutive effect of convertible preference stock
Dilutive weighted average outstanding shares	27,780,000	27,780,000	27,780,000
Earnings per ordinary share:
Basic	$ 0.13	$ 0.12	$ 0.16
Diluted	$ 0.13	$ 0.12	$ 0.16